Financial Risk Management - Additional Information (Details) $ in Thousands, ¥ in Millions	Mar. 23, 2023	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Mar. 19, 2025 USD ($)	Mar. 19, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Convertible notes		$ 336,364		$ 333,145					$ 324,395
Cash and cash equivalents		44,647		64,345		$ 67,931			$ 98,923
Liabilities to credit institutions balance		517,765		523,049
CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Utilized Loan Amount		$ 4,400	¥ 30.0	$ 2,800	¥ 20.0
Working Capital Credit Facility | CMB Credit Facility
Disclosure Of Financial Risk Management [Line Items]
Liabilities to credit institutions balance							$ 4,200	¥ 30.0
9.25% Convertible Senior PIK Notes due 2028
Disclosure Of Financial Risk Management [Line Items]
Convertible notes, maturity date	Sep. 14, 2028